Subsequent events (Details Narrative) - USD ($)	1 Months Ended		12 Months Ended
	Feb. 28, 2025	Jan. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Subsequent Event [Line Items]
Repayment of debt			$ 1,867,000	$ 680,000
Subsequent Events | L1 and Anson
Subsequent Event [Line Items]
Exercise of warrants		4,469,382
Exercised warrants, value		$ 7,374,480
Subsequent Events | WISeCoin AG
Subsequent Event [Line Items]
Repayment of debt	$ 2,500,000